Long Term Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Debt

Long term debt is comprised of the following borrowings:

			December 31,
Borrower	Commencement	Maturity	2018	2019
Safe Bulkers	November 2018	October 2021	30,000	27,500
Maxdeka	August 2011	November 2019	13,635	—
Shikoku	October 2011	November 2019	18,667	—
Maxdekatria	July 2018	January 2020	11,750	10,250
Glovertwo	July 2018	November 2019	13,420	—
Shikokutessera	July 2018	November 2019	14,430	—
Gloversix - Shikokuokto	December 2018	December 2019	35,000	—
Safe Bulkers	April 2019	March 2022	—	10,000
Maxtessera	November 2018	October 2022	26,000	24,000
Shikokupente - Shikokuennia - Pemer - Petra	July 2019	January 2023	—	10,000
Shikokupente	August 2018	August 2023	14,930	13,455
Shikokuennia	October 2018	October 2023	17,730	15,267
Petra	November 2018	November 2023	9,075	7,343
Pemer	November 2018	November 2023	9,075	7,343
Maxeikosiepta	December 2018	December 2023	5,000	4,500
Shikokuepta	February 2016	February 2024	20,417	18,783
Pentakomo	July 2018	January 2020	11,750	10,250
Avstes	June 2019	May 2024	—	6,190
Maxeikositria	September 2017	August 2024	11,930	11,239
Maxeikosi	September 2017	August 2024	11,930	11,239
Maxpente	September 2017	August 2024	17,400	16,750
Maxeikositessera	September 2017	August 2024	12,090	11,700
Maxenteka	September 2017	August 2024	14,332	13,934
Maxeikosiexi	September 2015	September 2024	5,248	5,186
Marathassa	September 2015	September 2024	5,690	5,622
Marinouki	September 2015	September 2024	8,590	8,487
Kerasies	September 2015	September 2024	6,014	5,942
Soffive	September 2015	September 2024	9,305	9,193
Eptaprohi	September 2015	September 2024	43,818	43,294
Safe Bulkers	November 2014	September 2024	118,925	86,504
Pelea - Vasstwo - Eniaprohi - Vassone	December 2018	December 2024	20,075	44,750
Maxdeka	November 2019	August 2025	—	21,020
Shikoku Friendship	November 2019	August 2025	—	22,111
Shikokutessera	November 2019	August 2025	—	21,459
Glovertwo	November 2019	August 2025	—	20,209
Maxeikosiena	September 2015	September 2025	20,314	19,292
Youngtwo	January 2017	January 2027	23,039	22,207
Shikokuokto	December 2019	December 2027	—	20,000
Gloversix	December 2019	December 2027	—	20,800
Total			579,579	605,819
Current portion of Long-term debt			37,431	65,473

Long-term debt	542,148	540,346
Total debt	579,579	605,819
Current portion of deferred financing costs	1,246	1,419
Deferred financing costs non-current	3,640	3,351
Total deferred financing costs	4,886	4,770
Total debt	579,579	605,819
Less: Total deferred financing costs	4,886	4,770
Total debt, net of deferred financing costs	574,693	601,049
Less: Current portion of long-term debt, net of current portion of deferred financing costs	36,185	64,054
Long-term debt, net of deferred financing costs, non-current	538,508	536,995

Schedule of Maturities of Long-term Debt	The estimated minimum annual principal payments required to be made after December 31, 2019, based on the loan and credit facility agreements as amended, are as follows:

To December 31,
2020	$65,473
2021	90,681
2022	89,123
2023	77,538
2024	189,896
2025 and thereafter	93,108
Total	$605,819